PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION
Schedule of condensed balance sheets

	As of December 31,
	2020	2021
ASSETS
Current assets:
Cash and cash equivalents	3,436	2,737
Prepaid expenses and other current assets	2	2
Total current assets:	3,438	2,739

Non-current assets:
Amounts due from a related party - non-current, less allowance for doubtful accounts of RMB547,069 and RMB536,556 as of December 31, 2020 and 2021, respectively	—	—
Investments in subsidiaries and consolidated VIEs	257,569	547,824

Total assets	261,007	550,563

LIABILITIES AND SHAREHOLDERS’ EQUITY (DEFICIT)
Current liabilities:
Amounts due to a related party	933	539,660
Accrued expenses and other current liabilities	547,520	1,413
Total current liabilities	548,453	541,073

Non-current liabilities:
Other non-current liabilities	—	—

Total liabilities	548,453	541,073

Commitments and contingencies	—	—

Shareholders’ equity (deficit)
Class A ordinary shares (US$0.001 per share, 1,000,000,000 shares authorized for Class A and Class B in aggregate as of December 31, 2020 and 2021; 72,475,630 shares issued as of December 31, 2020 and 2021; 66,411,428 and 66,787,537 shares outstanding as of December 31, 2020 and 2021, respectively)	500	500
Class B ordinary shares (US$0.001 per share, 1,000,000,000 shares authorized for Class A and Class B in aggregate as of December 31, 2020 and 2021; 23,636,706 shares issued and outstanding as of December 31, 2020 and 2021; each Class B ordinary share is convertible into one Class A ordinary share)	163	163
Treasury shares (6,064,202 and 5,688,093 shares as of December 31, 2020 and 2021, respectively)	(42)	(39)
Capital deficit	(126,571)	(121,631)
Retained earnings (accumulated deficits)	(162,728)	116,454
Accumulated other comprehensive income	1,232	14,043
Total shareholders’ equity (deficit)	(287,446)	9,490

Total liabilities and shareholders’ equity (deficit)	261,007	550,563

Schedule of condensed statements of comprehensive income (loss)

	For the Year Ended
	December 31,
	2020	2021

Total operating expenses	(544,494)	(5,854)
Change in fair value of the warrants	1,359	—
Interest income	—	1
Share of income from subsidiaries and consolidated VIEs	225,083	285,035
Income (loss) before income taxes	(318,052)	279,182
Income tax expense	—	—
Net income (loss)	(318,052)	279,182

Schedule of condensed statements of cash flows

	For the Year Ended December 31,
	2020	2021
Net cash provided by operating activities	3,634	539,747
Net cash used in financing activities	—	(540,375)
Effect of foreign currency exchange rate changes on cash and cash equivalents	(198)	(71)
Net increase (decrease) in cash and cash equivalents	3,436	(699)
Cash and cash equivalents as of the beginning of the year	—	3,436
Cash and cash equivalents as of the end of the year	3,436	2,737